Statements of Net Assets Available for Benefits - EBP 36-4007085 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments, at fair value	$ 297,236,972	$ 262,516,156
Notes receivable from participants	6,049,867	4,989,756
Total assets and net assets available for benefits	$ 303,286,839	$ 267,505,912